Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000082717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Opportunities Portfolio
Without Sales Load [Member] | C000082717
Average Annual Return [Line Items]
Average Annual Return, Percent	11.62%	4.41%	3.41%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.39%	2.36%	1.69%